SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 1999	Dec. 31, 1998
Stockholders' Equity Note [Abstract]
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares, par value	₪ 15	₪ 15
Ordinary shares, issued	110,912,000	110,041,000
Common Stock, Shares, Outstanding	110,825,000	109,954,000
Performance shares units	559,184	595,757	776,313
Performance shares units outstanding	557,416
Treasury stock, shares	87,000	87,000		87,000	87,000